Schedule of Other Long Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Legal settlement – noncurrent (See Note 24)		$ 5,625
Other	21	24
Total	$ 21	$ 5,649